Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other payables and accrued expenses
	December 31,
	2025	2024
	US$’000	US$’000

Dividend payables	79	76
Deposits received from customers	7	5
Rental deposit received	2	-
Accruals for operating expenses	834	803
Other tax payables	204	166
	1,126	1,050

ZHEJIANG TIANLAN [Member]
Other payables and accrued expenses
	December 31,
	2025	2024
	RMB’000	RMB’000

Accrued expenses	12,060	11,089
Output VAT	4,560	6,587
Deposits received and temporary receipts	5,476	4,695

	22,096	22,371